Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
Right-of-use assets:§

£'000
Cost
At January 1, 2021	4,359
Additions	2,035
Acquired on acquisition	235
Foreign currency translation	(4)
At December 31, 2021	6,625
Additions	9,502
Lease modification	1,759
Disposals	(161)
Foreign currency translation	133
At December 31, 2022	17,858
Accumulated Depreciation
At January 1, 2021	624
Depreciation charge	848
At Foreign currency translation	(1)
At December 31, 2021	1,471
Depreciation charge- R&D expenses	1,468
Depreciation charge- G&A expenses	279
Disposals	(161)
Foreign currency translation	7
At December 31, 2022	3,064
Carrying value
At December 31, 2022	14,794
At December 31, 2021	5,154
17.Leases (continued)
All right-of-use assets relate to leased properties. As at January 1, 2022 the Group had 6 pre-existing lease agreements relating to 3 properties based in the United Kingdom. In each instance the Group has the right, but not the obligation, to exit the leases at the end of the respective break periods. On March 25, 2022 the Group entered into three lease agreements in relation to additional space at its pre-existing premises within the Schrödinger Building in Oxford, United Kingdom. Two of the leases expire in September 2033, with a break period in September 2028. The third lease expires in December 2023.
On July 25, 2022 the group entered into a lease arrangement in relation to additional space at its pre-existing premises within the Schrödinger Building in Oxford, United Kingdom. The lease expires in February 2027 with a break period in February 2025.
On August 05, 2022 the Group entered into a lease arrangement in relation to premises at Fletcher House in Oxford, United Kingdom. The lease arrangement commenced on October 4, 2022 and expires on October 3, 2032 with a break period in October 2028.
The Group entered into two 7 year lease arrangements in relation to laboratory and office space in Vienna, Austria on September 3, 2021. The lease term for the office space commenced on December 01, 2022, expiring in December 2029. The lease arrangement for the laboratory space commenced on January 26, 2023. Annually from January, 1 each year lease payments will be indexed based on the consumer price index rate as published by STATISTIK AUSTRIA at September of the preceding year.
Restoration provisions of £200,000 and £500,000 were made during 2022 in respect of the Group’s obligation to restore alterations made during the period on leased spaces in two of the Group’s leasehold properties. The required work is expected to be completed in 2026 and 2031 respectively.
With effect from December 09, 2022, the Group modified the terms of their lease arrangement at Milton Park; originally signed on July 13, 2021. The lease term for the agreement was extended, expiring in July 2036, with a break date in July 2031. Annual rentals payable on the lease also increased.
Lease liability maturity

	December 31,
	2022	2021
	£’000	£’000
Current	2,641	1,075
Non-current	10,942	3,804
	13,583	4,879
In respect of the Group’s leasing activities the following amounts were recognised:

	December 31,
	2022	2021
	£’000	£’000
Recognised within general administrative expenses
Depreciation charge for the right-of-use assets	1,747	848
Expenses relating to short-term leases	409	93
Recognised within finance expenses
Interest expense on lease liabilities	299	149
17.Leases (continued)
The undiscounted lease liability contractual maturities as at December 31, 2022 and 2021 are as follows:

	December 31, 2022	31 December 2021
	£'000	£'000
Within one year	2,641	1,075
One to five years	9,682	3,811
More than 5 years	3,930	415
	16,253	5,301